Stockholders' Equity - Schedule of Series C Preferred Stock Aggregate Dividends (Detail) - Series C Preferred Stock [Member] - shares shares in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Class Of Stock [Line Items]
Dividend Shares (in thousands)	5	185	185
10% - August 19, 2021 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	1	34	34
15% - August 19, 2022 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	1	43	43
20% - August 19, 2023 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	1	49	49
25% - August 19, 2024 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	2	59	59